Post-Employment and Other Non-current Employee Benefits - Summary of Employee Benefits Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits expense [line items]
Total employee benefits expense	$ 50,034	$ 46,010	$ 38,403
Cost of Goods Sold
Employee benefits expense [line items]
Wages and salaries	6,456	6,100	5,204
Social security costs	2,161	1,989	1,628
Employee profit sharing	200	242	139
Pension and seniority premium costs	38	22	24
Share-based payment expense	5	1	8
Selling and Distribution Expenses
Employee benefits expense [line items]
Wages and salaries	25,397	23,389	20,090
Social security costs	7,776	7,079	5,912
Employee profit sharing	1,410	1,315	756
Pension and seniority premium costs	287	223	232
Share-based payment expense	56	65	0
Administrative Expenses
Employee benefits expense [line items]
Wages and salaries	4,445	4,213	3,090
Social security costs	1,034	913	750
Employee profit sharing	337	92	164
Pension and seniority premium costs	86	65	95
Share-based payment expense	$ 346	$ 302	$ 311